FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 13    -      FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its foreign currency derivative contracts, its interest rate swap derivative   instruments and its embedded derivative liability related to its facilities in Israel, at fair value using the market approach valuation technique. The fair value of foreign currency derivative contracts, interest rate swap derivative instruments and the embedded derivative liability are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments. Cash fee liability is classified within Level 3 as it is measured using valuation techniques with significant inputs which are unobservable in the market.

Financial assets and liabilities measured at fair value under applicable accounting guidance as of December 31, 2012 and 2013  were presented on the Company's consolidated balance sheet as follows:

	December 31, 2012
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Foreign currency derivative instruments	$1,292	$-	$1,292	$-
Total assets	$1,292	$-	$1,292	$-

Liabilities:
Interest rate swap instruments	$(105)	$-	$(105)	$-
Foreign currency derivative instruments	(159)	-	(159)	-
Cash fee (*)	(282)	-	-	(282)
Lease embedded derivative	(1,566)	-	(1,566)	-
Total liabilities	$(2,112)	$-	$(1,830)	$(282)

	December 31, 2013
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Assets:
Interest rate swap instrument	$449	$-	$449	$-
Foreign currency derivative instruments	196	-	196	-
Lease embedded derivative	301	-	301	-
Total assets	$946	$-	$946	$-

Liabilities:
Interest rate swap instruments	$(271)	$-	$(271)	$-
Foreign currency derivative instruments	(224)	-	(224)	-
Cash fee (*)	(182)	-	-	(182)
Lease embedded derivative	(2,341)	-	(2,341)	-
Total liabilities	$(3,018)	$-	$(2,836)	$(182)

(*)
The Company using the assistance of an independent valuation firm, determined the fair value for Cash fee related to the Company's share price (see also note 8), using the Monte Carlo simulation model.

The following table summarizes the Cash fee activity where fair value measurements is estimated utilizing Level 3 inputs:

	December 31,
	2012	2013

Carrying value as of January, 1	$(501)	$(282)
Change to fair value included in finance expense	219	100
Carrying value as of period end	$(282)	$(182)